Premises and Equipment - Summary of Future Minimum Lease Payments (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2017	$ 152
2018	82
2019	71
Total	$ 305